Expense Example {- Fidelity® Equity Dividend Income Fund} - 11.30 Fidelity Equity Dividend Income Fund - Retail PRO-06 - Fidelity® Equity Dividend Income Fund - Fidelity Equity Dividend Income Fund-Retail Class
Jan. 29, 2021 USD ($)
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750